Long-term Debt and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Schedule of Long Term Debt
As at December 31,	Notes	2019	2018
Revolving Term Debt	A	265	-
U.S. Dollar Denominated Unsecured Notes	B	6,492	9,241
Total Debt Principal		6,757	9,241
Debt Discounts and Transaction Costs		(58)	(77)
Long-Term Debt		6,699	9,164
Less: Current Portion		-	682
Long-Term Portion		6,699	8,482

Schedule Of Unsecured Notes Explanatory

Unsecured notes are composed of:

	2019		2018
As at December 31,	US$ Principal Amount	Total C$ Equivalent	US$ Principal Amount	Total C$ Equivalent
5.70% due October 15, 2019	-	-	500	682
3.00% due August 15, 2022	500	650	500	682
3.80% due September 15, 2023	450	585	450	614
4.25% due April 15, 2027	962	1,249	1,171	1,597
5.25% due June 15, 2037	641	833	700	955
6.75% due November 15, 2039	1,400	1,818	1,400	1,910
4.45% due September 15, 2042	155	202	744	1,015
5.20% due September 15, 2043	58	75	350	477
5.40% due June 15, 2047	832	1,080	959	1,309
	4,998	6,492	6,774	9,241

Schedule of Mandatory Debt Payments
	US$ Principal Amount	Total C$ Equivalent
2020	-	-
2021	-	-
2022	500	650
2023	450	585
2024	-	-
Thereafter	4,048	5,257
	4,998	6,492

Summary of Net Debt to Adjusted EBITDA

Net Debt to Adjusted EBITDA (1)

As at December 31,	2019	2018	2017
Current Portion of Long-Term Debt	-	682	-
Long-Term Debt	6,699	8,482	9,513
Less: Cash and Cash Equivalents	(186)	(781)	(610)
Net Debt	6,513	8,383	8,903

Net Earnings (Loss)	2,194	(2,669)	3,366
Add (Deduct):
Finance Costs	511	628	725
Interest Income	(12)	(19)	(62)
Income Tax Expense (Recovery)	(797)	(920)	352
Depreciation, Depletion and Amortization	2,249	2,131	2,030
E&E Write-down	82	2,123	890
Unrealized (Gain) Loss on Risk Management	149	(1,249)	729
Foreign Exchange (Gain) Loss, Net	(404)	854	(812)
Revaluation (Gain)	-	-	(2,555)
Re-measurement of Contingent Payment	164	50	(138)
(Gain) Loss on Discontinuance	-	(301)	(1,285)
(Gain) Loss on Divestitures of Assets	(2)	795	1
Other (Income) Loss, Net	(11)	(12)	(5)
Adjusted EBITDA	4,123	1,411	3,236

Net Debt to Adjusted EBITDA	1.6x	5.9x	2.8x
(1)	IFRS 16 was adopted January 1, 2019 using the modified retrospective approach; therefore, comparative information has not been restated.

Summary of Net Debt to Capitalization	Net Debt to Capitalization
As at December 31,	2019	2018	2017
Net Debt	6,513	8,383	8,903
Shareholders’ Equity	19,201	17,468	19,981
	25,714	25,851	28,884
Net Debt to Capitalization	25%	32%	31%